Long-Term Investments (Details) ¥ in Thousands, $ in Thousands									1 Months Ended	12 Months Ended
	Apr. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Oct. 31, 2017	Apr. 30, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022
Long-term investments [Line Items]
Equity method investments										¥ 7,383	¥ 7,494
Cash consideration		¥ 3,000	¥ 800		$ 200,000	¥ 50,000
Investment gain		¥ 540							¥ 370
Loan receivable											3,400
Redemption of investment period						60 months		48 months
Carrying value interest rate												3.50%
Better Choice Company Inc. [Member]
Long-term investments [Line Items]
Purchase price (in Shares) | shares					40,000
Jiangsu Nanjing Agricultural University Animal Pharmaceutical Co Ltd [Member]
Long-term investments [Line Items]
Equity interest, percentage				3.33%			8.42%
Cash consideration							¥ 2,500
Fair value of re-measured the investment										10,300	18,000
Unrealized securities holding gains and losses										1,700	¥ 830
Carrying amount				¥ 16,000
Carrying value interest rate				8.00%
Accrued liabilities and other current liabilities										¥ 2,000
Repay principal loan	¥ 6,000
Amount of interest	800
Additional paid compensation	¥ 1,060
Wuhan Chunzhijin Information Technology Co Ltd [Member]
Long-term investments [Line Items]
Equity interest, percentage										34.65%	24.60%
Qingdao Shuangan Biotechnology Co Ltd [Member]
Long-term investments [Line Items]
Equity interest, percentage			6.20%						6.20%	5.90%
Percentage of equity interests transferred									0.31%
Fair value of re-measured the investment										¥ 15,200	¥ 16,200
Unrealized securities holding gains and losses										1,000	1,140
Beijing Petdog Technology Development Co Ltd [Member]
Long-term investments [Line Items]
Equity interest, percentage						23.64%
Fair value of re-measured the investment										32,900	33,700
Unrealized securities holding gains and losses										¥ 800	¥ 6,400